UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4316

                                Midas Fund, Inc.

               (Exact name of registrant as specified in charter)

        11 Hanover Square, 12th Floor
                 New York, NY                                     10005
     (Address of principal executive offices)                   (Zip code)

                          Thomas B. Winmill, President
                                Midas Fund, Inc.
                          11 Hanover Square, 12th Floor
                               New York, NY 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-480-6432

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

Item 1. Schedule of Investments

                                MIDAS FUND, INC.
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)

         SHARES                                                                  MARKET VALUE
    ------------                                                               -----------------
                COMMON STOCKS AND WARRANTS (112.20%)
                COMMON STOCKS (111.62%)
                MAJOR PRECIOUS METALS PRODUCERS (17.88%)
        390,000 Gold Fields Ltd. ADR                                                $ 7,207,200
        190,000 Impala Platinum Holdings Ltd.                                         5,979,924
        200,000 Kinross Gold Corp. (1)                                                2,758,000
        100,000 Lonmin PLC                                                            6,511,081
        200,000 Newcrest Mining Limited                                               3,837,144
         52,986 Polyus Gold ADR (1)                                                   2,559,224
                                                                               -----------------
                                                                                     28,852,573

                INTERMEDIATE PRECIOUS METALS PRODUCERS (24.81%)
        100,000 Agnico-Eagle Mines Ltd.                                               3,542,000
      1,240,000 Golden Star Resources Ltd. (1)                                        5,456,000
         97,000 Lihir Gold Ltd. ADR (1)                                               2,532,670
      1,800,000 Lihir Gold Limited (1)                                                4,699,800
        200,000 Meridian Gold, Inc. (1)                                               5,106,000
        245,000 Pan American Silver Corp. (1)                                         7,249,550
        250,000 Randgold Resources Limited ADR (1)                                    5,977,500
        121,000 Silver Wheaton Corp. (1)                                              1,147,080
        300,000 Yamana Gold, Inc.                                                     4,308,000
                                                                               -----------------
                                                                                     40,018,600

                JUNIOR PRECIOUS METALS PRODUCERS (22.14%)
        400,000 Alamos Gold Inc. (1)                                                  2,546,800
      1,250,000 Eldorado Gold Corp. (1)                                               7,287,500
      1,964,500 Golden Cycle Gold Corp. (1) (2)                                      15,273,988
        625,000 High River Gold Mines Ltd. (1)                                        1,159,313
        407,675 Jaguar Mining, Inc. (1)                                               2,164,349
      3,000,000 Oceana Gold Ltd. (1)                                                  1,805,477
        150,000 Silvercorp Metals, Inc. (1)                                           2,476,050
        600,000 Sino Gold Ltd. (1)                                                    3,009,936
                                                                               -----------------
                                                                                     35,723,413

                EXPLORATION AND PROJECT DEVELOPMENT COMPANIES (20.55%)
         65,000 Aurelian Resources, Inc. (1)                                          1,712,750
        500,000 Bear Creek Mining Corp. (1)                                           3,029,000
        300,000 Comaplex Minerals Corp.(1) (3)                                        1,045,332
      1,250,000 Cumberland Resources Ltd. (1)                                         8,250,000
        195,000 Gabriel Resources Ltd.                                                  727,637
        180,000 Guyana Goldfields (1)                                                 1,521,193
      1,000,000 Metallica Resources, Inc. (1)                                         5,130,000
        300,000 Minefinders Corporation Ltd. (1)                                      3,573,000
      1,400,000 Miramar Mining Corp. (1)                                              6,622,000
        100,000 New Gold, Inc. (1)                                                      828,000
      1,400,000 Olympus Pacific Minerals, Inc. (1)                                      709,890
                                                                               -----------------
                                                                                     33,148,802



                OTHER NATURAL RESOURCES COMPANIES (26.24%)
         60,000 Alcan Inc.                                                            3,132,000
        135,000 Alcoa Inc.                                                            4,576,500
        170,000 Anglo American PLC ADR                                                4,491,400
        130,000 BHP Billiton Ltd. ADR                                                 6,298,500
        110,000 Freeport McMoRan Copper & Gold, Inc.                                  7,280,900
         65,000 Suncor Energy Inc.                                                    4,962,750
         75,000 Teck Cominco Ltd.                                                     5,220,000
        500,000 Zinifex Ltd.                                                          6,375,717
                                                                               -----------------
                                                                                     42,337,767
                                                                               -----------------

                Total Common Stocks (cost: $131,781,505)                            180,081,155
                                                                               -----------------

          UNITS
    ------------
                WARRANTS (0.58%) (1)
        100,000 Kinross Gold Corp., expiring 9/7/2011                                   219,728
        100,000 IAMGOLD Corp., expiring 8/12/2008                                       107,047
         50,000 New Gold, Inc., expiring 2/23/2008                                       47,456
         84,375 Yamana Gold Inc., expiring 11/20/2008                                   556,186
                                                                               -----------------

                Total Warrants (cost: $129,310)                                         930,417
                                                                               -----------------

                Total Investments (cost: $131,910,815) (112.20%)                    181,011,572

                Liabilities in excess of other assets (-12.20%)                     (19,676,501)
                                                                               -----------------

                Net Assets (100.00%)                                              $ 161,335,071
                                                                               =================

                ADR means "American Depositary Receipt."
                (1) Non-income producing.
                (2) Non-controlled affiliate.
                (3) Illiquid and/or restricted security that has been fair valued. This security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.
                    This security may by resold in transactions exempt from registration, normally to qualified institutional buyers. At
                    March 31, 2007, the market value of this security represents
                    0.65% of net assets.


NOTE TO SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED):

SECURITY VALUATION
Securities traded on a national securities exchange, unless over-the-counter quotations for such securities are believed to more closely reflect their fair value, are valued at the last reported sales price on the day the valuations are made. Securities traded primarily on the NASDAQ Stock Market ("NASDAQ") are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Such securities that are not traded on a particular day, securities traded in the over-the-counter market that are not on NASDAQ, and foreign securities are valued at the mean between the current bid and asked prices. Securities for which quotations are not readily available or reliable and other assets may be valued as determined in good faith under the direction of and pursuant to procedures established by the Fund's Board of Directors. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts.

SECURITY TRANSACTIONS
The cost of investments for federal income tax purposes is $131,910,815 and net unrealized appreciation is $49,100,757, comprised of aggregate gross unrealized appreciation and depreciation of $50,429,934 and $1,329,177, respectively.

ILLIQUID AND RESTRICTED SECURITIES
The Fund owns certain securities which have a limited trading market and/or certain restrictions on trading and therefore may be illiquid and/or restricted. Such securities have been valued at fair value in accordance with the procedures described above. Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material. Illiquid and /or restricted securities owned at March 31, 2007, are as follows:


                                   ACQUISITION                                           PERCENT OF
SECURITY                               DATE             COST              VALUE          NET ASSETS
------------------------------------------------- ----------------- ------------------------------------
Comaplex Minerals Corp.               3/6/07        $ 1,135,784        $ 1,045,332         0.6%
                                                  ================= ====================================

AFFILIATED ISSUER
Affiliated issuers, as defined under the Investment Company Act of 1940, as amended, are those in which a Fund's holdings of the issuer represent 5% or more of the outstanding voting securities. The Fund had the following investment in a company deemed to be affiliated:

                                      NUMBER OF               NUMBER OF
                                     SHARES HELD             SHARES HELD                VALUE
NAME OF ISSUER                    DECEMBER 31, 2006         MARCH 31, 2007          MARCH 31, 2007
------------------------------- ----------------------- ----------------------- -----------------------
Golden Cycle Gold Corp.                1,964,500               1,964,500            $ 15,273,988


There were no purchase or sale transactions in the securities of the affiliated company or dividend income earned during the period from December 31, 2006 through March 31, 2007.

Item 2. Controls and Procedures

(a) The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MIDAS FUND, INC.

By: /s/ Thomas B. Winmill
    ----------------------------
    Thomas B. Winmill, President

Date: May 30, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
    ----------------------------
    Thomas B. Winmill, President

Date: May 30, 2007

By: /s/ Thomas O'Malley
    ----------------------------------------
    Thomas O'Malley, Chief Financial Officer

Date: May 30, 2007

                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

EX-99.CERT

CERTIFICATIONS

I, Thomas B. Winmill, certify that:

1.   I have reviewed this report on Form N-Q of Midas Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: May 30, 2007              /s/ Thomas B. Winmill
                                ----------------------------
                                Thomas B. Winmill, President

I, Thomas O'Malley, certify that:

1.   I have reviewed this report on Form N-Q of Midas Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: May 30, 2007              /s/ Thomas O'Malley
                                ----------------------------------------
                                Thomas O'Malley, Chief Financial Officer